Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Non-cancellable Operating Leases
As of December 31, 2021, future minimum rental payments under non-cancellable
operating leases with initial or remaining terms in excess of one year for each year through 2027 and thereafter are as follows:

(Dollars in thousands)
2022	$1,534
2023	2,227
2024	2,073
2025	2,001
2026	1,989
2027 and thereafter	8,603

$18,427